INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

16.INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

China

The Company’s subsidiary, the VIE and the VIE’s subsidiaries and kindergartens, which were entities established in the PRC (the “PRC entities”) are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended December 31,
	2015	2016	2017

Current tax expense	2,421	3,842	9,291
Deferred tax expense	(1,441)	(1,687)	(5,479)

	980	2,155	3,812

The principle components of deferred taxes are as follows:

	Years ended December 31,
	2015	2016	2017

Deferred tax assets
Accrued expenses	2,340	2,918	3,615
Net operating loss carry-forwards	5,637	6,306	11,337

Total deferred tax assets	7,977	9,224	14,952
Less: valuation allowance	(2,256)	(2,273)	(2,522)

Deferred tax assets, net	5,721	6,951	12,430

As of December 31, 2017, the Group had net operating loss carried forward of $45,348 from the Company’s PRC subsidiary, the VIE, and VIE’s subsidiaries and kindergartens, which will expire on various dates from December 31, 2018 to December 31, 2022.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2015	2016	2017

(Loss) income before income taxes	(316)	8,231	10,592

Income tax (benefit) expense computed at an applicable tax rate of 25%	(79)	2,058	2,648
Permanent differences	355	80	6
Effect of income tax rate difference in other jurisdictions	482	—	909
Change in valuation allowance	222	17	249

	980	2,155	3,812

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company should be deemed resident enterprises, the Company will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiary after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2017, the Company’s subsidiary, the VIE, and VIE’s subsidiaries and kindergartens located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liabilities has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company’s subsidiary, the VIE, and VIE’s subsidiaries and kindergartens located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Company does not have any plan to pay cash dividends by using any undistributed earnings of the Company’s subsidiary, the VIE, and VIE’s subsidiaries and kindergartens located in the PRC in the foreseeable future and intends to retain most of their available funds and any future earnings for use in the operation and expansion of their business.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2015, 2016 and 2017. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2017.